UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS REAL ESTATE SECURITIES‡ — 113.6% COMMON STOCK — 113.6%
	Shares	Value
DIVERSIFIED — 24.9%
American Realty Capital Properties	1,768,400	$23,183,724
Cousins Properties (A)	1,745,180	21,605,328
Green REIT (Ireland) *	4,168,868	6,866,239
Liberty Property Trust	585,510	20,592,387
Mirvac Group (Australia)	13,500,800	22,771,497
Nieuwe Steen Investments (Netherlands)	1,064,400	6,235,605
Spirit Realty Capital	1,854,700	21,458,879
Stockland (Australia)	3,558,900	13,427,565
Suntec Real Estate Investment Trust (Singapore)	4,902,100	7,033,875
Vornado Realty Trust (A)	312,200	33,099,444

		176,274,543

DIVERSIFIED REAL ESTATE ACTIVITIES — 7.3%
Inmobiliaria Colonial (Spain) *	11,723,600	8,995,210
Mitsubishi Estate (Japan)	716,000	17,732,076
Mitsui Fudosan (Japan)	748,500	25,063,999

		51,791,285

HEALTH CARE — 4.6%
Healthcare Realty Trust (A)	757,100	18,700,370
Healthcare Trust of America, Cl A	1,178,000	14,029,980

		32,730,350

HOMEBUILDING — 0.7%
William Lyon Homes, Cl A *	193,518	4,764,413

HOTEL AND RESORT — 12.9%
Hilton Worldwide Holdings *	906,200	21,939,102
Host Hotels & Resorts (A)	1,547,252	33,637,258
Starwood Hotels & Resorts Worldwide	192,700	14,807,068
Sunstone Hotel Investors (A)	1,458,700	20,698,953

		91,082,381

INDUSTRIAL — 8.8%
DCT Industrial Trust (A)	2,872,320	22,490,266
First Industrial Realty Trust	1,042,500	18,817,125
Prologis	344,709	14,067,574
Prologis Property Mexico (Mexico) *	3,379,600	7,030,182

		62,405,147

OFFICE — 25.3%
BioMed Realty Trust (A)	814,900	17,520,350
Brandywine Realty Trust (A)	1,357,956	21,116,216
Douglas Emmett (A)	1,079,054	30,742,248

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — continued
Highwoods Properties (A)	659,925	$27,763,045
Investa Office Fund (Australia)	4,584,000	15,207,866
Kilroy Realty (A)	510,800	31,587,872
SL Green Realty (A)	321,521	34,659,964

		178,597,561

REAL ESTATE OPERATING COMPANY — 4.3%
Hispania Activos Inmobiliarios SAU (Spain) *	437,100	5,911,502
Hongkong Land Holdings (Hong Kong)	1,598,800	10,951,780
Hulic (Japan)	496,500	5,941,686
Swire Properties (Hong Kong)	2,315,700	7,589,471

		30,394,439

RESIDENTIAL — 13.2%
American Homes 4 Rent, Cl A	397,283	7,238,496
American Residential Properties *	542,555	9,831,097
Post Properties	337,739	18,305,454
Sun Communities (A)	410,581	21,608,878
UDR (A)	1,257,333	36,563,243

		93,547,168

RETAIL — 7.8%
CBL & Associates Properties	750,700	14,038,090
Corio (Netherlands)	188,200	10,011,040
DDR	981,075	17,208,056
Macerich	214,108	13,919,161

		55,176,347

SPECIALIZED — 3.8%
CubeSmart	578,453	10,533,629
EPR Properties (A)	305,600	16,471,840

		27,005,469

TOTAL COMMON STOCK (Cost $722,416,574)		803,769,103

TOTAL INVESTMENTS — 113.6% (Cost $722,416,574)		$803,769,103

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (35.3)%
COMMON STOCK — (27.4)%

DIVERSIFIED — (4.1)%
Washington	(537,200)	$(14,568,864)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DIVERSIFIED — continued
WP Carey	(220,600)	$(14,500,038)

		(29,068,902)

HEALTH CARE — (6.5)%
Medical Properties Trust	(539,369)	(7,259,907)
Omega Healthcare Investors	(477,600)	(17,451,504)
Ventas	(330,100)	(20,961,349)

		(45,672,760)

HOTEL AND RESORT — (2.0)%
Marriott International, Cl A	(221,700)	(14,346,207)

OFFICE — (2.0)%
Piedmont Office Realty Trust, Cl A	(733,931)	(14,274,958)

RESIDENTIAL — (2.5)%
American Campus Communities	(366,975)	(14,282,667)
Mid-America Apartment Communities	(45,163)	(3,157,797)

		(17,440,464)

RETAIL — (2.5)%
Acadia Realty Trust	(372,572)	(10,517,708)
National Retail Properties	(199,000)	(7,078,430)

		(17,596,138)

SPECIALIZED — (7.8)%
American Tower	(159,310)	(15,037,271)
Extra Space Storage	(372,284)	(19,258,251)
Plum Creek Timber	(254,300)	(10,520,391)
Public Storage	(61,800)	(10,605,498)

		(55,421,411)

TOTAL COMMON STOCK (Proceeds $184,685,196)		(193,820,840)

EXCHANGE TRADED FUNDS — (7.9)%
Currency Shares Australian Dollar Trust	(262,544)	(24,437,596)
Currency Shares Euro Trust *	(105,000)	(13,869,450)
Currency Shares Japanese Yen Trust *	(184,634)	(17,486,686)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $55,588,043)		(55,793,732)

TOTAL SECURITIES SOLD SHORT — (35.3)% (Proceeds $240,273,239)		$(249,614,572)

Percentages are based on Net Assets of $707,611,802.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2014
(Unaudited)

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of July 31, 2014.

Cl — Class

As of July 31, 2014, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2014, there were no transfers between levels and there were no Level 3 securities.

@ At July 31, 2014, the tax basis cost of the Fund’s investments was $722,416,574, and the unrealized appreciation and depreciation were $84,750,888 and $(3,398,359), respectively.

# At July 31, 2014, the tax basis proceeds of the Fund’s securities sold short were $240,273,239, and the unrealized appreciation and depreciation were $1,176,167 and $(10,517,500), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014